Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

Board Members and Officers and Related Expenses

Effective February 1, 2019, the Company entered into an oral consulting agreement with Mr. Raymond Monteleone, Board Member and Chairman of the Audit Committee in which Mr. Monteleone received $10,000 per month for advisory services and $5,000 per quarter as Audit Committee Chair in addition to regular quarterly board meeting fees. Effective March 25, 2020, the Company reduced the advisory services to $5,000 per month and the fees per quarter as the Audit Committee Chair to $2,500 per quarter. On January 12, 2021, Mr. Monteleone was appointed as Chairman of the Board and Compensation Committee Chair. There are understandings between the Company and Mr. Monteleone for him to receive $5,000 per month to serve on the Board of Directors and an additional $2,500 per quarter to serve as Chairman of the Board, Audit Committee Chair, and Compensation Committee Chair. The Company expensed approximately $18,000 and $53,000 in compensation to Mr. Monteleone for the three and nine months ended September 30, 2021, respectively. The Company expensed approximately $18,000 and $65,000 in compensation to Mr. Monteleone for the three and nine months ended September 30, 2020, respectively.

Effective October 1, 2020, the Company entered into an oral agreement with Mr. Michael Yurkowsky in which Mr. Yurkowsky will receive $4,167 per month to serve on the Board of Directors. The Company expensed approximately $13,000 and $38,000 in compensation to Mr. Yurkowsky for the three and nine months ended September 30, 2021, respectively. For the three and nine months ended September 30, 2020, the Company expensed $0.

On January 12, 2021, Mr. William Horne stepped down as Chairman of the Board. Mr. Horne will remain a member of the Board. Effective March 1, 2021, the Company entered into an oral agreement with Mr. Horne in which Mr. Horne will receive $4,167 per month to serve on the Board of Directors. The Company expensed approximately $13,000 and $29,000 in Board fee compensation to Mr. Horne for the three and nine months ended September 30, 2021. For the three and nine months ended September 30, 2020, the Company expensed $0.

Debt and Other Obligations

The convertible notes payable and convertible notes payable, related parties are detailed in Note 3 - “Liquidity, Going Concern and Management’s Plans” in this Form 10-Q.

Change in Control

On September 11, 2020, with the closing of the Rights Offering, FWHC, LLC, FWHC Bridge, LLC, and FWHC Bridge Friends, LLC (collectively known as “FWHC”) gained control of the Company by subsequently owning approximately 61% of the fully diluted shares of the Company. On July 28, 2020, the Company issued an aggregate of 15,518,111 shares of its common stock to FWHC upon the conversion of its issued Series D Convertible Preferred Stock. The Preferred Stock was converted pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations for the Series D Convertible Preferred Stock. On September 11, 2020, with the closing of the Rights Offering, FWHC was issued 123,031,819 shares of Preferred A Stock for conversion of the outstanding promissory notes from April 2020, 75,162,429 shares of Preferred A Stock for conversion of the April Secured Note, 35,860,079 shares of Preferred A Stock for conversion of the Hawes Notes, and 117,362,143 shares of Preferred A Stock issued upon the closing of the Rights Offering. FWHC was also issued 273,356,676 10-year warrants at $0.014 upon the closing of the Rights Offering.

Convertible Notes Payable

On April 1, 2021, the Company, entered into a Secured Convertible Note Purchase Agreement (the “April 2021 Note Purchase Agreement”) with five (5) investors (the “Holders”). Pursuant to the terms of the April 2021 Note Purchase Agreement, the Company sold promissory notes in the aggregate principal amount of $2,575,000 maturing on March 31, 2022 with an annual interest rate of 8%. The Notes are convertible into shares of Common Stock at a discount of 20% to the price paid for such New Securities in the next round of financing that meets the definition of Qualified Financing as defined in the April 2021 Note Purchase Agreement. The Notes are secured by the assets of the Company under a security agreement with the Holders. The lead investor of the April 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $1,500,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $25,000 as part of the April 2021 Note Purchase Agreement.

On October 14, 2021, H-Cyte, Inc. (the “Company”) entered into the Second Closing Bring Down Agreement (the “October 2021 Note Purchase Agreement”) whereby the five (5) investors who had entered into the April 2021 Note Purchase Agreement purchased new notes in the Company in the aggregate principal amount of $750,000. The Notes are due and payable on March 31, 2022 and bear interest at an annual rate of 8%. The Notes are convertible into shares of Common Stock at a discount of 20% to the price paid for such New Securities in the next financing that meets the definition of a Qualified Financing as defined in the Note Purchase Agreement. The Notes are secured by all of the assets of the Company under a security agreement with the Holders. The lead investor of the October 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $437,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $7,500 as part of the October 2021 Note Purchase Agreement.

Note 8 – Related Party Transactions

Consulting Expense

The Company entered into an oral consulting arrangement with St. Louis Family Office, LLC, controlled by Jimmy St. Louis, former CEO of RMS, in January 2019 in the amount of $10,000 per month plus benefits reimbursement for advisory services. The Company terminated this agreement effective June 30, 2019. For the year ended December 31, 2020 and December 31, 2019, the Company expensed approximately $0 and $68,000 respectively in consulting fees to St. Louis Family Office.

The Company entered into a consulting agreement with Strategos Public Affairs, LLC (Strategos) on February 15, 2019 for a period of twelve months, unless otherwise terminated by giving thirty days prior written notice. A close family member of the Company’s prior CEO is a partner in Strategos. The monthly fee started at $4,500 and increased to approximately $7,500 per month. Strategos provided information to key policymakers in the legislature and executive branches of government on the benefits of the cellular therapies offered by LHI, advocated for legislation that supports policies beneficial to patient access and opposed any legislation that negatively impacts the Company’s ability to expand treatment opportunities, and position the Company and its related entities as the expert for information and testimony. The Company terminated this agreement in March 2020. For years ended December 31, 2020 and December 31, 2019 the Company expensed approximately $15,000 and $71,000, respectively.

Officers and Board Members and Related Expenses

On July 29, 2019, the Board appointed Dr. Andre Terzic to the Board. Dr. Andre Terzic served as a director at the Center for Regenerative Medicine of Mayo Clinic in Rochester, Minnesota for the last five years. Dr. Andre Terzic is the Chair of the Pharmaceutical Science and Clinical Pharmacology Advisory Committee of Food and Drug Administration, the President of the American Society for Clinical Pharmacology & Therapeutics, and one of the co-founders of Rion. Rion is a Minnesota Bio-tech Company focused on cutting-edge regenerative technologies. Dr. Terzic received his M.D. at University of Belgrade in Paris, France in 1985 and his Ph.D. from the Department of Pharmacology of University of Illinois in 1991.

On July 30, 2019, the Board appointed Dr. Atta Behfar as a member of the Board. Dr. Atta Behfar has worked as a cardiologist at the Department of Cardiovascular Medicine of Mayo Clinic for the last five years. Dr. Atta Behfar is a Director of the Van Cleve Cardiac Regenerative Medicine program at Mayo Clinic and one of the founders of Rion. Dr. Behfar received a Bachelor of Science degree in Biochemistry from Marquette University in 1998 and a M.D. and Ph.D. from Mayo Clinic College of Medicine, Mayo Graduate School in 2006.

On November 18, 2019, Dr. Andre Terzic and Dr. Atta Behfar resigned from the Company’s Board of Directors to avoid any potential conflicts that could arise from the Company’s Service Agreement with Rion, pursuant to which Rion will supply exosomes to and support FDA-regulated clinical research for the Company. Drs. Terzic and Behfar are co-founders of Rion.

In connection with the April Offering, the Company’s former CEO, William Horne, entered into an amendment letter to his employment agreement which provides that his salary will be reduced to $0 per month. This agreement was amended on July 29, 2020 to provide that Mr. Horne will receive a monthly base salary of $12,500 effective on June 1, 2020 and that his base salary will increase to $20,833 per month upon the first day of the month when the Company completes a Qualified Financing. Mr. Horne agreed to continue to defer the $108,000 in base salary deferred by him in 2018 (the “Deferred Salary”) until such time as there is a positive cash flow to meet the Company’s financial obligations and then the Company and Mr. Horne will work together in good faith to negotiate a payment plan for such Deferred Salary. On September 29, 2020, Mr. William Horne resigned as the Company’s CEO and President but will remain on the Board of Directors.

Effective February 1, 2019, the Company entered into an oral consulting agreement with Mr. Raymond Monteleone, Board Member and Chairman of the Audit Committee, in which Mr. Monteleone received $10,000 per month for advisory services and $5,000 per quarter as Audit Committee Chair in addition to regular quarterly board meeting fees. Effective March 25, 2020, the Company reduced the advisory services to $5,000 per month and the fees per quarter as the Audit Committee Chair and the Compensation Committee Chair to $2,500. For the year ended December 31, 2020 and December 31, 2019, the Company expensed approximately $93,000 and $125,000 in compensation and Board of Director fees to Mr. Monteleone, respectively.

For the year ended December 31, 2020 and December 31, 2019, the Company expensed $12,500 and $5,000 for Board of Director fees to Michael Yurkowsky, respectively. Mr. Yurkowsky entered into an oral agreement with the Company on October 1, 2020 in which Mr. Yurkowsky will receive $4,167 per month to serve on the Board of Directors.

Debt and Other Obligations

The short-term related party notes as of December 31, 2019 of $1,635,000 is comprised of four loans made to the Company during 2019, by Horne Management, LLC, controlled by former CEO, William E. Horne. These were advanced for working capital purposes and had the terms as indicated below.

A loan for $900,000 was made on July 25, 2019. This loan accrues interest at 5.5% and is due and payable upon demand of the creditor.

A loan for $350,000 was made on September 26, 2019 with the following terms:

●	12% interest rate with a maturity date of March 26, 2020.
●	The Company was unable to pay back the principal and interest by November 26, 2019; therefore, it issued to Lender a three-year warrant to purchase 400,000 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	The Company was unable to pay back the loan on March 26, 2020, therefore, the interest rate increased to 15%.

A loan for $150,000 was made on October 28, 2019 with the following terms:

●	12% interest rate with a maturity date of April 28, 2020.
●	The Company was unable to pay back the principal and interest by December 28, 2019; therefore, it issued to Lender a three-year warrant to purchase 171,429 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	If the Company is unable to pay the loan as of April 28, 2020, the interest rate increases to 15%.

A loan for $235,000 was made on November 13, 2019 with the following terms:

●	12% interest rate with a maturity date of May 13, 2020.
●	The Company was unable to pay back the principal and interest by January 13, 2020; therefore in January 2020 it issued to Lender a three-year warrant to purchase 268,571 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	If the Company is unable to pay the loan as of May 13, 2020, the interest rate increases to 15%.

In connection with the April Offering, Mr. Horne’s notes were extinguished for 4,368,278 common shares and 4,368,278 warrants resulting in a gain on extinguishment of approximately $1,300,000.

Change in Control

On September 11, 2020, with the closing of the Rights Offering, FWHC, LLC, FWHC, Bridge, LLC, and FWHC Bridge Friends, LLC (collectively known as “FWHC”) gained control of the Company by subsequently owning approximately 61% of the fully diluted shares of the Company. On July 28, 2020, the Company issued an aggregate of 15,518,111 shares of its common stock to FWHC upon the conversion of its issued Series D Convertible Preferred Stock. The Preferred Stock was converted pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations for the Series D Convertible Preferred Stock. On September 11, 2020, with the closing of the Rights Offering, FWHC was issued 123,031,819 shares of Preferred A for conversion of the outstanding promissory notes from April 2020, 75,162,429 shares of Preferred A Stock for conversion of the April Secured Note, 35,860,079 shares of Preferred A Stock for conversion of the Hawes Notes, and 117,362,143 shares of Preferred A Stock issued at upon the closing Rights Offering. FWHC was also issued 273,356,676 10-year warrants at $0.014 upon the closing of the Rights Offering.